ASSET HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Asset Held For Sale
SUMMARY OF CARRYING AMOUNTS OF ASSET HELD FOR SALE

The following table summarizes the carrying amounts of asset held for sale for each of the years presented:

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
Assets
Asset held for sale	3,035	-	-
Total non-current assets held for sale	3,035	-	-